Document and Entity Information Document	Mar. 08, 2023
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	NORTHWEST NATURAL GAS COMPANY
Entity File Number	1-15973
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0256722
Entity Address, Address Line One	250 SW Taylor Street
City Area Code	(503)
Local Phone Number	226-4211
Entity Emerging Growth Company	false
Entity Central Index Key	0000073020
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Mar. 08, 2023
Entity Address, City or Town	Portland,
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
Northwest Natural Gas Company [Member]
Document Information [Line Items]
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false